Income Taxes (Tables)	3 Months Ended
Mar. 31, 2016
Income Taxes Recognized During Period
The provision for income taxes recognized during the three months ended March 31, 2016 is comprised of:

	Three Months Ended
	March 31,	March 31,
	2016	2015
	(in thousands)

Provision for income taxes	$10,165	$10,801